Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 127,195	$ 184,996
Restricted cash and cash equivalents		365
Short-term investments		14,500
Accounts receivable, net	49,601	43,740
Inventories	24,457	24,844
Supplies, prepaid items and other:
Prepaid insurance	10,563	13,752
Precious metals	12,918	12,838
Supplies	18,681	15,927
Prepaid and refundable income taxes	6,811	7,387
Other	4,701	4,965
Total supplies, prepaid items and other	53,674	54,869
Deferred income taxes	4,774	17,204
Current assets held for sale	72,996	78,364
Total current assets	332,697	418,882
Property, plant and equipment, net	978,709	588,124
Other assets:
Noncurrent restricted cash and cash equivalents		45,969
Noncurrent restricted investments		25,000
Intangible and other, net	16,640	20,071
Total other assets	16,640	91,040
Noncurrent assets held for sale	33,781	32,526
Total assets	1,361,827	1,130,572
Current liabilities:
Accounts payable	87,999	68,645
Short-term financing	9,119	11,955
Accrued and other liabilities	39,808	36,426
Current portion of long-term debt	22,468	10,680
Current liabilities held for sale	32,526	27,551
Total current liabilities	191,920	155,257
Long-term debt, net	497,954	440,205
Noncurrent accrued and other liabilities	8,786	6,649
Noncurrent liabilities held for sale	12,136	11,285
Deferred income taxes	52,179	83,128
Commitments and contingencies (Note 11)
Stockholders' equity:
Common stock, $.10 par value; 75,000,000 shares authorized, 27,131,724 shares issued (26,968,212 shares at December 31, 2014)	2,713	2,697
Capital in excess of par value	192,249	170,537
Retained earnings	248,150	286,188
Stockholders equity including treasury stock	446,112	462,422
Less treasury stock, at cost:
Common stock, 3,735,503 shares (4,320,462 shares at December 31, 2014)	24,532	28,374
Total stockholders' equity	421,580	434,048
Total Liabilities and Stockholders' equity	1,361,827	1,130,572
Series E Preferred Stock [Member]
Redeemable preferred stocks:
Redeemable preferred stock, value	177,272
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value	2,000	2,000
Series D Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value	$ 1,000	$ 1,000